Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 28,945	$ 26,134	$ 27,978
Total cost of sales	(19,478)	(18,256)	(19,072)
Gross profit	9,467	7,878	8,906
Selling, general and administrative expenses	(5,162)	(4,895)	(5,447)
Non-order related research and development expenses	(1,219)	(1,127)	(1,198)
Impairment of goodwill	0	(311)	0
Other income (expense), net	2,632	48	(323)
Income from operations	5,718	1,593	1,938
Interest and dividend income	51	51	67
Interest and other finance expense	(148)	(240)	(215)
Losses from extinguishment of debt	0	(162)	0
Non-operational pension (cost) credit	166	(401)	72
Income from continuing operations before taxes	5,787	841	1,862
Income tax expense	(1,057)	(496)	(772)
Income from continuing operations, net of tax	4,730	345	1,090
Income from (loss) discontinued operations, net of tax	(80)	4,860	438
Net income	4,650	5,205	1,528
Net income attributable to noncontrolling interests	(104)	(59)	(89)
Net income attributable to ABB	4,546	5,146	1,439
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	4,625	294	1,043
Income (loss) from discontinued operations, net of tax	(79)	4,852	396
Net income	$ 4,546	$ 5,146	$ 1,439
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 2.31	$ 0.14	$ 0.49
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.04)	2.30	0.19
Net income (in dollars per share)	2.27	2.44	0.67
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	2.29	0.14	0.49
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.04)	2.29	0.19
Net income (in dollars per share)	$ 2.25	$ 2.43	$ 0.67
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,001	2,111	2,133
Diluted earnings per share attributable to ABB shareholders (in shares)	2,019	2,119	2,135
Products
Total revenues	$ 23,745	$ 21,214	$ 22,554
Total cost of sales	(16,364)	(15,229)	(15,811)
Services and other
Total revenues	5,200	4,920	5,424
Total cost of sales	$ (3,114)	$ (3,027)	$ (3,261)